Financial income and expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income and expenses
Interest income on investments and loans receivable	€ 35	€ 84	€ 31
Net interest expense on derivatives not under hedge accounting		(18)	(4)
Interest expense on financial liabilities carried at amortized cost	(472)	(234)	(135)
Net interest expense on defined benefit pension	(37)	(65)	(9)
Net realized (losses)/gains on disposal of fixed income available-for-sale financial investments	(33)	15	2
Net fair value (losses)/gains on investments at fair value through profit and loss		(18)	(2)
Net gains/(losses) on other derivatives designated at fair value through profit and loss		21	(5)
Net fair value gains on hedged items under fair value hedge accounting	42	11	7
Net fair value losses on hedging instruments under fair value hedge accounting	(23)	(15)	(12)
Net foreign exchange losses	(157)	(9)	(76)
Other financial income	172	85	31
Other financial expenses	(64)	(144)	(14)
Total financial income and expenses	€ (537)	€ (287)	€ (186)